Common Stock Warrants	6 Months Ended
Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Common Stock Warrants

NOTE 4 -COMMON STOCK WARRANTS

During the six months ended June 30, 2018 the Company granted warrants to issue 2,511,990 shares of our common stock at a strike price of $0.01 per share. On February 20, 2020, the warrant holder at any time and from time to time to time nay exercise these warrants in whole or in part. The warrant terms are 5 years expiring in April 20, 2023.

	Number of Common Stock Warrants	Weighted average exercise price	Weighted average life (years)	Intrinsic value of warrants
Outstanding 12-31-2017	—	—	—
Granted May 22,2018	2,511,910	$0.01	5
Exercise
Outstanding 6-30-2018	2,511,910	$0.01	5